RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest expense	$ (3,104,000,000)	$ (3,596,000,000)	$ (2,538,000,000)
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	1,000,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0	0
Deposits, classified as cash and cash equivalents	0	0
Interest expense	$ 0	0	0
Base management fee, quarterly percentage	0.3125%
Base management fee, annual percentage	1.25%
Base management fee expense	$ 92,000,000	87,000,000	94,000,000
Dividends recognised as distributions to owners	$ 0	$ 0	$ 0